Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of Computation of Basic EPS and Diluted EPS

The computation of Basic EPS and Diluted EPS is as follows:

	Three Months Ended		Six Months Ended
(in USD and thousands, except per share data)	June 30,		June 30,
Basic EPS	2025	2024	2025	2024
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$439,048	$159,619	$333,575	$(331,379)
Net income (loss) allocated to shares other than ordinary shares and special shares	—	21,075	—	(102,516)
Net income (loss) allocated to ordinary shares and special shares	$439,048	$138,544	$333,575	$(228,863)
Denominator
Weighted-average ordinary shares and special shares	443,227	364,787	443,070	293,362
Basic EPS	$0.99	$0.38	$0.75	$(0.78)

	Three Months Ended		Six Months Ended
(in USD and thousands, except per share data)	June 30,		June 30,
Diluted EPS	2025	2024	2025	2024
Numerator
Net income (loss) of ordinary shares and special shares - Basic	$439,048	$138,544	$333,575	$(228,863)
Reallocation of income	—	317	—	—
Net income (loss) of ordinary shares and special shares - Diluted	$439,048	$138,861	$333,575	$(228,863)
Denominator
Weighted-average ordinary shares and special shares - Basic	443,227	364,787	443,070	293,362
Dilutive effect of stock based awards	2,322	2,401	2,238	—
Weighted-average ordinary shares and special shares - Diluted	445,549	367,188	445,308	293,362
Diluted EPS	$0.99	$0.38	$0.75	$(0.78)

Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations

For the three and six months ended June 30, 2025 and 2024, the weighted-average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2025	2024	2025	2024
Series C Preference Shares	N/A	58,723	N/A	121,495
Warrants	N/A	8,731	N/A	8,731
Preference Shares	N/A	1,058	N/A	2,189
Stock based awards	41	—	233	1,201